Note 6 - Revenues (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Operating Segments	1		1
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	4	4	4	3
Aquaplex [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	1	1	1